Short-Term and Long-Term Debt (Details) - Scheduled of debt maturities - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Scheduled of debt maturities [Abstract]
2020	$ 9
2021	1,029
2022		1,900
Total debt	$ 2,926	$ 1,900